LVIP Vanguard Bond Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.09%
Fixed Income Funds–99.85%
Vanguard Core Bond Fund	24,138,743	$439,807,910
Vanguard Intermediate-Term Bond ETF	2,085,397	162,848,652
Vanguard Long-Term Bond ETF	2,509,194	177,776,395
Vanguard Mortgage-Backed Securities ETF	3,659,350	171,843,076
Vanguard Short-Term Bond ETF	3,710,436	292,790,505
Vanguard Total International Bond ETF	4,400,314	217,639,530
		1,462,706,068
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	3,443,922	$3,443,922
		3,443,922
Total Investment Companies (Cost $1,576,798,050)		1,466,149,990

TOTAL INVESTMENTS–100.09% (Cost $1,576,798,050)	1,466,149,990
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(1,253,447)
NET ASSETS APPLICABLE TO 154,413,209 SHARES OUTSTANDING–100.00%	$1,464,896,543

Summary of Abbreviations:
ETF–Exchange-Traded Fund
LVIP Vanguard Bond Allocation Fund–1